Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Land And Lease Payments [Abstract]
Schedule of Prepaid Land Lease Payments
	December 31,
	2021	2020
Prepaid land lease payments	$44,872	$11,066
Less: accumulated amortization	5,142	2,819
Net carrying value	$39,730	$8,247